                                    [PHOTO]

                                              SEMIANNUAL REPORT JANUARY 31, 2002

Oppenheimer
TRINITY CORE FUND

                                                         [OPPENHEIMERFUNDS LOGO]
                                                         THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

FUND OBJECTIVE
Oppenheimer Trinity Core Fund seeks long-term growth of capital.

Contents

1  Letter to Shareholders


3  An Interview
   with Your Fund's Managers


9  Financial Statements


30 Officers and Trustees

---------------------------------
CUMULATIVE TOTAL RETURNS*
          For the Six-Month Period
          Ended 1/31/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -5.70%       -11.12%
---------------------------------
Class B   -6.03        -10.72
---------------------------------
Class C   -6.01         -6.95
---------------------------------
Class N   -5.83         -6.77
---------------------------------
Class Y   -5.45

---------------------------------

---------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 1/31/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A  -13.39%       -18.37%
---------------------------------
Class B  -14.09        -18.39
---------------------------------
Class C  -14.06        -14.92
---------------------------------
Class N   -7.31         -8.24
---------------------------------
Class Y  -11.18
---------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
JOHN V. MURPHY
President
Oppenheimer
Trinity Core Fund

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

    For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

    The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

    While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

    Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                        1 OPPENHEIMER TRINITY CORE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

    This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

    In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

    I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ JOHN V. MURPHY

John V. Murphy
February 22, 2002



THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

                        2 OPPENHEIMER TRINITY CORE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM:
Blake Gall
Sue Mathias

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002?

A. The six-month period proved unusually volatile and challenging for most investment styles and sectors of the market. While the Fund was hurt by the slowdown in the U.S. economy, we are pleased that our disciplined, bottom-up stock selection process enabled us to outperform our benchmark, the S&P 500 Index.(1)

WHAT MADE THIS SUCH A VOLATILE PERIOD?

For the first time in a decade, the United States economy slipped into recession in March 2001. The slowdown was driven by sharply reduced levels of corporate capital spending and weakening levels of consumer confidence. Most sectors of the market were negatively affected, particularly in the wake of the terrorist attacks on the United States on September 11, 2001. However, growing optimism regarding the likelihood of an economic recovery in 2002 led many segments of the market to stage a mild recovery during the final months of the period. In particular, growth stocks, which had performed much weaker than defensively oriented value stocks during the first three quarters of 2001, rebounded strongly beginning in October 2001.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

We remained true to the disciplined management approach that is the hallmark of our investment strategy. That approach focuses on the stocks of large companies, including many of the well-known companies in the United States, across a variety of industry sectors. We seek to avoid "style drift" by investing in stocks listed in our benchmark, the S&P 500 Index, and by allocating approximately the same percentage of the Fund's assets to each industry sector as the Index. Rather than emphasizing specific sectors, we strive to add value to the Fund and exceed

(1) The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market.

                         3 OPPENHEIMER TRINITY CORE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

------------------------------
AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 12/31/01(3)

                     Since
Class A    1-Year    Inception
------------------------------
           -15.21%   -9.32%

                     Since
Class B    1-Year    Inception
------------------------------
           -15.07%   -8.97%

                     Since
Class C    1-Year    Inception
------------------------------
           -11.56%   -7.72%

                     Since
Class N    1-Year    Inception
------------------------------
            N/A      -6.46%

                     Since
Class Y    1-Year    Inception
------------------------------
           -7.68%    -5.92%

------------------------------

the benchmark's performance by identifying and investing selectively in what we believe to be each industry's most attractive stocks. To that end, we employ a wide range of computer-based modeling tools to determine what we believe to be the most attractive prospects under prevailing market conditions. Out of our continually evolving library of more than 50 stock ranking and valuation techniques, we select those we believe best suited to each industry sector in which we invest.

    Informed by the data generated by our models, we built a diversified portfolio of stocks during the period that generally reflected the sector weightings of the S&P 500 Index. Technology was among the Fund's largest sectors, and the one in which we outperformed the Index by the greatest margin. Within technology, we focused on computer hardware manufacturers, such as IBM Corp. and Intel Corp., and software makers, such as Microsoft Corp.(2) These holdings generally performed well, particularly during the fourth quarter 2001. At the same time, we successfully avoided many of the sector's poorer performing areas and as a result, achieved modest positive returns in technology compared to a loss for the Index.

    The Fund also performed stronger than the Index in consumer cyclicals. Among our strong gains were investments in the building materials area, such as Home Depot, Inc., which benefited from declining mortgage rates and an increase in home improvement expenditures during the second half of the period.(2) We further increased the Fund's returns with timely investments in media and entertainment companies, particularly those with exposure to radio and television advertising revenues.

(2) See page 9 for a complete listing of the Fund's holdings as of 1/31/02.

(3) See Notes on page 7 for further details.

                         4 OPPENHEIMER TRINITY CORE FUND

DID PERFORMANCE IN ANY OTHER SECTORS SIGNIFICANTLY HURT THE FUND?

While the investments mentioned above enabled the Fund to deliver stronger returns than the S&P 500 Index, they failed to outweigh the market's generally negative drift during the period. The Fund suffered along with the S&P 500 in autos and transportation. Airlines were hit particularly hard by the immediate impact of the September 11 attacks, and by the decline in personal and business travel that followed. Automakers were hurt by stagnant sales, which drove most to reduce prices and offer financing deals to buyers at their expense. Utilities also undermined the Fund, due to sharply reduced capital expenditures in the telecommunications area, and to financial difficulties affecting one of the nation's largest energy trading companies.

DID YOU IMPLEMENT ANY REFINEMENTS TO YOUR STOCK RANKING MODELS?

In the process of creating a systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions, we continually refine our library of stock ranking models. These models range from simple historical ratios, such as price-to-earnings, to classic financial calculations, short-term price movements and complex, momentum-related measures. During the reporting period, for example, we added two new evaluation factors to our library. One measures the impact of discounted cash flow, a traditional gauge of a company's expected future revenues. The other examines the rate at which growth-at-reasonable-price projections are revised, looking at the relationship between changing momentum and stock price activity.

                        5 OPPENHEIMER TRINITY CORE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

-----------------------------
SECTOR ALLOCATION(4)
[PIE CHART]

- Technology            21.9%
- Financial             18.4
- Consumer
  Cyclicals             13.3
- Healthcare            11.7
- Consumer
  Staples               10.6
- Capital Goods          9.5
- Energy                 6.2
  Communication
  Services               3.6
  Utilities              3.5
  Basic Materials        1.3
-----------------------------

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

Many analysts have begun to forecast an early end to the current recession, generating optimistic market activity in late 2001 and early 2002. We believe it remains to be seen whether or not aggressive interest rate cuts by the Federal Reserve Board will lead to a recovery in the near future, and what impact such a recovery will have on various segments of the market. In light of these uncertainties, we believe our disciplined, broad-based investment focus makes Oppenheimer Trinity Core Fund an important part of The Right Way to Invest.

TOP TEN COMMON STOCK HOLDINGS(5)
-------------------------------------------------------------
Microsoft Corp.                                          3.7%
-------------------------------------------------------------
Wal-Mart Stores, Inc.                                    3.4
-------------------------------------------------------------
Pfizer, Inc.                                             3.3
-------------------------------------------------------------
Intel Corp.                                              3.2
-------------------------------------------------------------
Citigroup, Inc.                                          2.9
-------------------------------------------------------------
General Electric Co.                                     2.9
-------------------------------------------------------------
International Business Machines Corp.                    2.3
-------------------------------------------------------------
Johnson & Johnson                                        2.2
-------------------------------------------------------------
American International Group, Inc.                       2.2
-------------------------------------------------------------
Verizon Communications, Inc.                             2.2
-------------------------------------------------------------

(4) Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on total market value of common stock.

(5) Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on net assets.

                         6 OPPENHEIMER TRINITY CORE FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/1/99. Class Y shares are only offered to certain institutional investors under special agreement with the distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                         7 OPPENHEIMER TRINITY CORE FUND

FINANCIALS

                         8 OPPENHEIMER TRINITY CORE FUND

STATEMENT OF INVESTMENTS January 31, 2002 / Unaudited

                                                                 MARKET VALUE
                                                       SHARES      SEE NOTE 1
==============================================================================
COMMON STOCKS--96.1%
------------------------------------------------------------------------------
BASIC MATERIALS--1.3%
------------------------------------------------------------------------------
CHEMICALS--1.0%
Dow Chemical Co.                                       2,100      $  62,034
------------------------------------------------------------------------------
Goodrich Corp.                                           600         16,692
                                                                   -----------
                                                                     78,726

------------------------------------------------------------------------------
PAPER--0.3%
MeadWestvaco Corp.(1)                                    679         21,918
------------------------------------------------------------------------------
CAPITAL GOODS--9.2%
------------------------------------------------------------------------------
AEROSPACE/DEFENSE--2.3%
General Dynamics Corp.                                 1,000         89,560
------------------------------------------------------------------------------
Lockheed Martin Corp.                                  1,800         95,346
                                                                   -----------
                                                                    184,906


------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.9%
General Electric Co.                                   6,200        230,330
------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.9%
Waste Management, Inc.                                 2,400         69,168
------------------------------------------------------------------------------
MANUFACTURING--3.1%
Illinois Tool Works, Inc.                                400         28,552
------------------------------------------------------------------------------
ITT Industries, Inc.                                     600         31,854
------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                     800         88,640
------------------------------------------------------------------------------
Tyco International Ltd.                                2,800         98,420
                                                                   -----------

                                                                    247,466

------------------------------------------------------------------------------
COMMUNICATION SERVICES--3.5%
------------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--3.1%
Avaya, Inc.(1)                                         1,700         14,620
------------------------------------------------------------------------------
Verizon Communications, Inc.                           3,800        176,130
------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group(1)                       5,500         55,275
                                                                   -----------
                                                                    246,025

------------------------------------------------------------------------------
TELEPHONE UTILITIES--0.4%
SBC Communications, Inc.                                 800         29,960
------------------------------------------------------------------------------
CONSUMER CYCLICALS--12.7%
------------------------------------------------------------------------------
AUTOS & HOUSING--2.2%
Centex Corp.                                             400         23,792
------------------------------------------------------------------------------
Ford Motor Co.                                         3,010         46,053
------------------------------------------------------------------------------
General Motors Corp.                                   1,500         76,710
------------------------------------------------------------------------------
Johnson Controls, Inc.                                   400         33,624
                                                                   -----------
                                                                   $180,179


                         9 OPPENHEIMER TRINITY CORE FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued

                                                                 MARKET VALUE
                                                       SHARES      SEE NOTE 1
------------------------------------------------------------------------------
CONSUMER SERVICES--0.7%
H&R Block, Inc.                                           300     $  13,878
------------------------------------------------------------------------------
Omnicom Group, Inc.                                       500        43,685
                                                                   -----------
                                                                     57,563

------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--0.5%
Marriott International, Inc., Cl. A                     1,000        40,780
------------------------------------------------------------------------------
MEDIA--1.1%
AOL Time Warner, Inc.(1)                                1,100        28,941
------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                              900        57,672
                                                                   -----------
                                                                     86,613

------------------------------------------------------------------------------
RETAIL: GENERAL--3.3%
Wal-Mart Stores, Inc.                                   4,500       269,910
------------------------------------------------------------------------------
RETAIL: SPECIALTY--4.6%
Home Depot, Inc.                                        3,300       165,297
------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       2,400       110,568
------------------------------------------------------------------------------
Office Depot, Inc.(1)                                   2,100        34,545
------------------------------------------------------------------------------
Target Corp.                                            1,300        57,733
                                                                   -----------
                                                                    368,143

------------------------------------------------------------------------------
TEXTILE, APPAREL & HOME FURNISHINGS--0.3%
Liz Claiborne, Inc.                                     1,000        27,370
------------------------------------------------------------------------------
CONSUMER STAPLES--10.1%
------------------------------------------------------------------------------
BEVERAGES--3.3%
Coca-Cola Co. (The)                                     2,900       126,875
------------------------------------------------------------------------------
PepsiCo, Inc.                                           2,800       140,252
                                                                   -----------
                                                                    267,127

------------------------------------------------------------------------------
BROADCASTING--0.7%
Comcast Corp., Cl. A Special(1)                         1,700        60,401
------------------------------------------------------------------------------
ENTERTAINMENT--1.4%
Disney (Walt) Co.                                       5,300       111,618
------------------------------------------------------------------------------
FOOD--1.1%
Unilever NV, NY Shares                                  1,600        90,144
------------------------------------------------------------------------------
FOOD & DRUG RETAILERS--0.7%
Kroger Co. (The)(1)                                     2,700        55,620
------------------------------------------------------------------------------
HOUSEHOLD GOODS--1.2%
Colgate-Palmolive Co.                                   1,700        97,155
------------------------------------------------------------------------------
TOBACCO--1.7%
Philip Morris Cos., Inc.                                2,700       135,297



                        10 OPPENHEIMER TRINITY CORE FUND

                                                                 MARKET VALUE
                                                       SHARES      SEE NOTE 1
------------------------------------------------------------------------------
ENERGY--6.0%
------------------------------------------------------------------------------
OIL: DOMESTIC--4.1%
Anadarko Petroleum Corp.                                  900      $  44,217
------------------------------------------------------------------------------
Apache Corp.                                              440         21,336
------------------------------------------------------------------------------
Burlington Resources, Inc.                                700         23,968
------------------------------------------------------------------------------
ChevronTexaco Corp.                                       800         67,040
------------------------------------------------------------------------------
Exxon Mobil Corp.                                       3,400        132,770
------------------------------------------------------------------------------
Marathon Oil Corp.                                        400         11,220
------------------------------------------------------------------------------
Occidental Petroleum Corp.                              1,100         28,545
                                                                    ----------
                                                                     329,096

------------------------------------------------------------------------------
OIL: INTERNATIONAL--1.9%
Royal Dutch Petroleum Co., NY Shares                    3,000        149,910
------------------------------------------------------------------------------
FINANCIAL--17.6%
------------------------------------------------------------------------------
BANKS--4.1%
Bank of America Corp.                                   2,500        157,575
------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                 3,700        125,985
------------------------------------------------------------------------------
SunTrust Banks, Inc.                                      800         49,280
                                                                    ----------
                                                                     332,840

------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--8.2%
AMBAC Financial Group, Inc.                               600         35,790
------------------------------------------------------------------------------
Capital One Financial Corp.                             1,200         60,204
------------------------------------------------------------------------------
Citigroup, Inc.                                         5,000        237,000
------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                       800         31,800
------------------------------------------------------------------------------
Fannie Mae                                              1,200         97,140
------------------------------------------------------------------------------
Freddie Mac                                             1,100         73,832
------------------------------------------------------------------------------
Household International, Inc.                           1,500         76,860
------------------------------------------------------------------------------
MGIC Investment Corp.                                     700         46,900
                                                                    ----------
                                                                     659,526



------------------------------------------------------------------------------
INSURANCE--4.4%
AFLAC, Inc.                                             2,200         57,464
------------------------------------------------------------------------------
American International Group, Inc.                      2,400        177,960
------------------------------------------------------------------------------
Cigna Corp.                                               700         64,400
------------------------------------------------------------------------------
MBIA, Inc.                                              1,000         53,880
                                                                    ----------
                                                                     353,704

                        11 OPPENHEIMER TRINITY CORE FUND

STATEMENT OF INVESTMENTS   Unaudited / Continued



                                                                MARKET VALUE
                                                      SHARES      SEE NOTE 1
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
Equity Office Properties Trust                           700      $  20,153
-----------------------------------------------------------------------------
SAVINGS & LOANS--0.7%
Washington Mutual, Inc.                                1,600         54,912
-----------------------------------------------------------------------------
HEALTHCARE--11.2%
-----------------------------------------------------------------------------
HEALTHCARE/DRUGS--10.5%
Forest Laboratories, Inc.(1)                             800         66,320
-----------------------------------------------------------------------------
Johnson & Johnson                                      3,100        178,281
-----------------------------------------------------------------------------
Merck & Co., Inc.                                      2,700        159,786
-----------------------------------------------------------------------------
Pfizer, Inc.                                           6,275        261,479
-----------------------------------------------------------------------------
Pharmacia Corp.                                        2,500        101,250
-----------------------------------------------------------------------------
UnitedHealth Group, Inc.                               1,100         81,785
                                                                   ----------
                                                                    848,901

-----------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--0.7%
Cardinal Health, Inc.                                    900         59,319
-----------------------------------------------------------------------------
TECHNOLOGY--21.1%
-----------------------------------------------------------------------------
COMPUTER HARDWARE--4.8%
Apple Computer, Inc.(1)                                2,200         54,384
-----------------------------------------------------------------------------
Hewlett-Packard Co.                                    1,000         22,110
-----------------------------------------------------------------------------
International Business Machines Corp.                  1,700        183,413
-----------------------------------------------------------------------------
Lexmark International, Inc., Cl. A(1)                    700         38,885
-----------------------------------------------------------------------------
NCR Corp.(1)                                             500         21,270
-----------------------------------------------------------------------------
Pitney Bowes, Inc.                                     1,500         62,730
                                                                   ----------
                                                                    382,792

-----------------------------------------------------------------------------
COMPUTER SERVICES--1.6%
First Data Corp.                                       1,200         99,276
-----------------------------------------------------------------------------
Unisys Corp.(1)                                        2,200         27,500
                                                                   ----------
                                                                    126,776

-----------------------------------------------------------------------------
COMPUTER SOFTWARE--7.7%
BMC Software, Inc.(1)                                  1,500         26,505
-----------------------------------------------------------------------------
Computer Associates International, Inc.                2,100         72,366
-----------------------------------------------------------------------------
Computer Sciences Corp.(1)                               700         31,150
-----------------------------------------------------------------------------
Electronic Data Systems Corp.                          1,400         87,654
-----------------------------------------------------------------------------
Intuit, Inc.(1)                                          600         23,550
-----------------------------------------------------------------------------
Microsoft Corp.(1)                                     4,700        299,437
-----------------------------------------------------------------------------
Oracle Corp.(1)                                        2,400         41,424
-----------------------------------------------------------------------------
Sabre Holdings Corp.(1)                                  900         40,212
                                                                   ----------
                                                                    622,298



                        12 OPPENHEIMER TRINITY CORE FUND

                                                                                             MARKET VALUE
                                                                                 SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.(1)                                                            4,500        $  89,100
----------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                         3,000           19,620
----------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                               600            4,344
----------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                                   800           35,240
----------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                            800           21,184
                                                                                               -----------
                                                                                                 169,488

----------------------------------------------------------------------------------------------------------
ELECTRONICS--4.9%
Advanced Micro Devices, Inc.(1)                                                   1,700           27,285
----------------------------------------------------------------------------------------------------------
Intel Corp.                                                                       7,300          255,792
----------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                                                1,200           66,588
----------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                    3,200           42,592
                                                                                               -----------
                                                                                                 392,257

----------------------------------------------------------------------------------------------------------
UTILITIES--3.4%
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
Calpine Corp.(1)                                                                  1,900           21,280
----------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                     1,100           35,530
----------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                 2,400           83,688
----------------------------------------------------------------------------------------------------------
Mirant Corp.(1)                                                                   2,000           20,020
----------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                800           20,064
----------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                 2,200           58,740
                                                                                               -----------
                                                                                                 239,322

----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
Sempra Energy                                                                     1,228           29,411
                                                                                               -----------
Total Common Stocks (Cost $7,918,266)                                                          7,727,124




                                                                              PRINCIPAL
                                                                                 AMOUNT
==========================================================================================================
 REPURCHASE AGREEMENTS--5.5%
----------------------------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets, Inc.,
 1.85%, dated 1/31/02, to be repurchased at $438,023 on 2/1/02, collateralized by U.S. Treasury Bonds, 7.50%-10.375%,
 11/15/12-11/15/16, with a value of $134,804, U.S. Treasury Nts.,
 5.50%-7%, 4/30/02-7/15/06, with a value of $248,697 and U.S.
 Treasury Bills, 4/18/02, with a value of $63,741 (Cost $438,000)              $438,000          438,000
----------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $8,356,266)                                    101.6%       8,165,124
----------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                             (1.6)        (126,319)
                                                                               ---------------------------
 NET ASSETS                                                                       100.0%       $8,038,805
                                                                               ===========================





FOOTNOTE TO STATEMENT OF INVESTMENTS

(1) Non-income-producing security.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        13 OPPENHEIMER TRINITY CORE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited


January 31, 2002
=================================================================================
ASSETS
---------------------------------------------------------------------------------
Investments, at value (cost $8,356,266)--see accompanying statement    $8,165,124
---------------------------------------------------------------------------------
Cash                                                                          218
---------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                           14,682
Shares of beneficial interest sold                                          7,294
Interest and dividends                                                      4,853
Other                                                                         819
                                                                      -----------
Total assets                                                            8,192,990

=================================================================================
LIABILITIES
---------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                     125,464
Shareholder reports                                                        10,709
Legal, auditing and other professional fees                                 9,472
Shares of beneficial interest redeemed                                      4,966
Distribution and service plan fees                                          1,521
Trustees' compensation                                                        869
Transfer and shareholder servicing agent fees                                  39
Other                                                                       1,145
                                                                      -----------
Total liabilities                                                         154,185

=================================================================================
NET ASSETS                                                             $8,038,805
                                                                      ===========


=================================================================================
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------
Paid-in capital                                                        $9,503,535
---------------------------------------------------------------------------------
Accumulated net investment gain (loss)                                    (40,061)
---------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions        (1,233,527)
---------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                (191,142)
                                                                      -----------
NET ASSETS                                                             $8,038,805
                                                                      ===========



                        14 OPPENHEIMER TRINITY CORE FUND

=========================================================================================
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,673,700 and 564,585 shares of beneficial interest outstanding)                  $8.28
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                        $8.79
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,837,763
and 226,675 shares of beneficial interest outstanding)                             $8.11
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,407,912
and 173,198 shares of beneficial interest outstanding)                             $8.13
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,381
and 2,837 shares of beneficial interest outstanding)                               $8.24
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $96,049 and 11,303 shares of beneficial interest outstanding)        $8.50


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        15 OPPENHEIMER TRINITY CORE FUND

STATEMENT OF OPERATIONS Unaudited



For the Six Months Ended January 31, 2002
==========================================================================================================
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $462)                                              $49,050
----------------------------------------------------------------------------------------------------------
Interest                                                                                            2,653
                                                                                                ----------
Total income                                                                                       51,703

==========================================================================================================
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                    27,918
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             5,168
Class B                                                                                             7,896
Class C                                                                                             6,419
Class N                                                                                                36
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            12,000
Class B                                                                                             4,194
Class C                                                                                             3,420
Class N                                                                                                37
Class Y                                                                                             2,497
----------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                18,675
----------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                         9,187
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             5
----------------------------------------------------------------------------------------------------------
Other                                                                                               1,042
                                                                                                ----------
Total expenses                                                                                     98,494
Less reduction to custodian expenses                                                                   (5)
Less voluntary waiver of transfer and shareholder servicing agent fees--Classes A, B, C and N      (5,102)
Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                    (2,417)
                                                                                                ----------
Net expenses                                                                                       90,970

==========================================================================================================
NET INVESTMENT LOSS                                                                               (39,267)
==========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                          (340,069)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                               (57,405)
                                                                                                ----------
Net realized and unrealized gain (loss)                                                          (397,474)
==========================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $(436,741)
                                                                                                ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        16 OPPENHEIMER TRINITY CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                       JANUARY 31, 2002        YEAR ENDED
                                                                            (UNAUDITED)      JULY 31, 2001
===========================================================================================================
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  $(39,267)          $(54,363)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                      (340,069)          (852,034)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           (57,405)          (414,078)
                                                                             ------------------------------
Net increase (decrease) in net assets resulting from operations               (436,741)        (1,320,475)


===========================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                        217,008           (380,294)
Class B                                                                        485,409            546,688
Class C                                                                        217,382            480,795
Class N                                                                         21,405              1,000
Class Y                                                                         15,037            123,492

===========================================================================================================
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                      519,500           (548,794)
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                          7,519,305          8,068,099
                                                                             ------------------------------

End of period (including accumulated net investment
loss of $40,061 and $794, respectively)                                     $8,038,805         $7,519,305
                                                                            ===============================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        17 OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS


                                                       SIX MONTHS                   YEAR
                                                            ENDED                  ENDED
                                                    JAN. 31, 2002                JULY 31,
CLASS A                                                (UNAUDITED)     2001      2000(1)
=========================================================================================
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $8.78      $10.30    $10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.03)       (.04)      .02
Net realized and unrealized gain (loss)                     (.47)      (1.48)      .30
                                                           ------------------------------
Total income (loss) from investment operations              (.50)      (1.52)      .32
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --          --        --(2)
Dividends in excess of net investment income                  --          --      (.02)
                                                           ------------------------------
Total dividends and/or distributions
to shareholders                                               --          --      (.02)
-----------------------------------------------------------------------------------------
Net asset value, end of period                             $8.28       $8.78    $10.30
                                                           ==============================

=========================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                        (5.70)%    (14.76)%    3.18%
-----------------------------------------------------------------------------------------

=========================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $4,674      $4,737    $5,918
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                         $4,448      $5,173    $3,959
-----------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               (0.77)%     (0.40)%    0.14%
Expenses                                                    2.30%       1.68%     1.46%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees              2.16%       N/A       1.41%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                       42%        164%      195%





(1) For the period from September 1, 1999 (inception of offering) to July 31, 2000.

(2) Less than $0.005 per share.

(3) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(4) Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 OPPENHEIMER TRINITY CORE FUND

                                                           SIX MONTHS                            YEAR
                                                                ENDED                           ENDED
                                                        JAN. 31, 2002                        JULY 31,
CLASS B                                                   (UNAUDITED)            2001         2000(1)
======================================================================================================
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.63         $ 10.22         $ 10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                              (.04)           (.10)           (.02)
Net realized and unrealized gain (loss)                          (.48)          (1.49)            .25
                                                              ----------------------------------------
Total income (loss) from investment operations                   (.52)          (1.59)            .23
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --              --            --(2)
Dividends in excess of net investment income                       --              --            (.01)
                                                              ----------------------------------------
Total dividends and/or distributions
to shareholders                                                    --              --            (.01)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  8.11         $  8.63         $ 10.22
                                                              ========================================

======================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                             (6.03)%        (15.56)%          2.31%
------------------------------------------------------------------------------------------------------

======================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 1,838         $ 1,434         $ 1,160
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 1,568         $ 1,388         $   386
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                             (1.52)%         (1.32)%         (0.73)%
Expenses                                                         3.06%           2.57%           2.33%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                   2.92%            N/A            2.28%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            42%            164%            195%


1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        19 OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                           SIX MONTHS                            YEAR
                                                                ENDED                           ENDED
                                                        JAN. 31, 2002                        JULY 31,
CLASS C                                                   (UNAUDITED)            2001         2000(1)
======================================================================================================
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.65         $ 10.24         $ 10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                              (.05)           (.10)           (.03)
Net realized and unrealized gain (loss)                          (.47)          (1.49)            .27
                                                              ----------------------------------------
Total income (loss) from investment operations                   (.52)          (1.59)            .24
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --              --            --(2)
Dividends in excess of net investment income                       --              --              --
                                                              ----------------------------------------
Total dividends and/or distributions
to shareholders                                                    --              --              --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  8.13         $  8.65         $ 10.24
                                                              ========================================

======================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                             (6.01)%        (15.53)%          2.40%
------------------------------------------------------------------------------------------------------

======================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 1,408         $ 1,262         $   989
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 1,274         $ 1,215         $   322
------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                             (1.53)%         (1.29)%         (0.73)%
Expenses                                                         3.06%           2.59%           2.33%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                   2.92%            N/A            2.28%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            42%            164%            195%


1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        20 OPPENHEIMER TRINITY CORE FUND

                                                          SIX MONTHS         PERIOD
                                                               ENDED          ENDED
                                                       JAN. 31, 2002       JULY 31,
CLASS N                                                  (UNAUDITED)        2001(1)
====================================================================================
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.75         $ 8.89
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                             (.04)          (.05)
Net realized and unrealized gain (loss)                         (.47)          (.09)
                                                              ----------------------
Total income (loss) from investment operations                  (.51)          (.14)
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --             --
Dividends in excess of net investment income                      --             --
                                                              ----------------------
Total dividends and/or distributions
to shareholders                                                   --             --
------------------------------------------------------------------------------------
Net asset value, end of period                                $ 8.24         $ 8.75
                                                              ======================

====================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                            (5.83)%        (1.58)%
------------------------------------------------------------------------------------

====================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $ 23            $ 1
------------------------------------------------------------------------------------
Average net assets (in thousands)                               $ 14            $ 1
------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                            (1.13)%        (1.43)%
Expenses                                                        2.56%          1.75%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                  2.42%           N/A
------------------------------------------------------------------------------------
Portfolio turnover rate                                           42%           164%


1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        21 OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS                          YEAR
                                                               ENDED                         ENDED
                                                       JAN. 31, 2002                      JULY 31,
CLASS Y                                                  (UNAUDITED)           2001        2000(1)
===================================================================================================
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.99         $10.30         $10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    (.02)          (.02)           .05
Net realized and unrealized gain (loss)                         (.47)         (1.29)           .28
                                                              -------------------------------------
Total income (loss) from investment operations                  (.49)         (1.31)           .33
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --             --           --(2)
Dividends in excess of net investment income                      --             --           (.03)
                                                              -------------------------------------
Total dividends and/or distributions
to shareholders                                                   --             --           (.03)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 8.50         $ 8.99         $10.30
                                                              =====================================

===================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                            (5.45)%       (12.72)%         3.26%
---------------------------------------------------------------------------------------------------

===================================================================================================
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $ 96           $ 86            $ 1
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $ 83           $160            $ 1
---------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                                   (0.32)%         0.07%          0.26%
Expenses                                                        7.50%          1.30%          1.34%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees                  1.72%           N/A           1.29%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           42%           164%           195%


1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        22 OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.



                        23 OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

    As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $1,233,527. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

        EXPIRING
        -------------------------------
            2008               $ 41,424
            2009                111,626
                               --------
            Total              $153,050
                               ========


--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2002, the Fund's projected benefit obligations were increased by $52, resulting in an accumulated liability of $846 as of January 31, 2002.

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.



                        24 OPPENHEIMER TRINITY CORE FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                        25 OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED JANUARY 31, 2002       YEAR ENDED JULY 31, 2001(1)
                                        SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                   161,880      $ 1,331,261          336,660      $ 3,156,806
Redeemed                              (136,969)      (1,114,253)        (371,783)      (3,537,100)
                                   ---------------------------------------------------------------
Net increase (decrease)                 24,911      $   217,008          (35,123)     $  (380,294)
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                    90,402      $   726,027          172,823      $ 1,659,199
Redeemed                               (29,913)        (240,618)        (120,188)      (1,112,511)
                                   ---------------------------------------------------------------
Net increase (decrease)                 60,489      $   485,409           52,635      $   546,688
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                                    36,118      $   287,639          131,127      $ 1,244,952
Redeemed                                (8,739)         (70,257)         (81,907)        (764,157)
                                   ---------------------------------------------------------------
Net increase (decrease)                 27,379      $   217,382           49,220      $   480,795
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                                     2,814      $    22,156              112      $     1,000
Redeemed                                   (89)            (751)              --               --
                                   ---------------------------------------------------------------
Net increase (decrease)                  2,725      $    21,405              112      $     1,000
                                   ===============================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     2,593      $    22,043           39,211      $   389,874
Redeemed                                  (807)          (7,006)         (29,794)        (266,382)
                                   ---------------------------------------------------------------
Net increase (decrease)                  1,786      $    15,037            9,417      $   123,492
                                   ===============================================================


1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.



                        26 OPPENHEIMER TRINITY CORE FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2002, were $3,905,288 and $2,991,888, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended January 31, 2002, was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended January 31, 2002, the Manager paid $9,192 to the Sub-Advisor.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.



                        27 OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                          AGGREGATE             CLASS A        CONCESSIONS       CONCESSIONS       CONCESSIONS       CONCESSIONS
                          FRONT-END           FRONT-END         ON CLASS A        ON CLASS B        ON CLASS C        ON CLASS N
                      SALES CHARGES       SALES CHARGES             SHARES            SHARES            SHARES            SHARES
                         ON CLASS A         RETAINED BY        ADVANCED BY       ADVANCED BY       ADVANCED BY       ADVANCED BY
SIX MONTHS ENDED             SHARES         DISTRIBUTOR     DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------------
January 31, 2002            $17,476              $4,296             $2,005           $18,670            $1,879              $222

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                CLASS A               CLASS B                 CLASS C                CLASS N
                    CONTINGENT DEFERRED   CONTINGENT DEFERRED     CONTINGENT DEFERRED    CONTINGENT DEFERRED
                          SALES CHARGES         SALES CHARGES           SALES CHARGES          SALES CHARGES
                            RETAINED BY           RETAINED BY             RETAINED BY            RETAINED BY
SIX MONTHS ENDED            DISTRIBUTOR           DISTRIBUTOR             DISTRIBUTOR            DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
January 31, 2002                   $694                $4,217                     $91                    $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2002, payments under the Class A plan totaled $5,168, all of which were paid by the Distributor to recipients, and included $198 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy



                        28 OPPENHEIMER TRINITY CORE FUND
shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

    Distribution fees paid to the Distributor for the six months ended January 31, 2002, were as follows:

                                                                                     DISTRIBUTOR'S
                                                               DISTRIBUTOR'S             AGGREGATE
                                                                   AGGREGATE          UNREIMBURSED
                                                                UNREIMBURSED         EXPENSES AS %
                        TOTAL PAYMENTS    AMOUNT RETAINED           EXPENSES         OF NET ASSETS
                            UNDER PLAN     BY DISTRIBUTOR         UNDER PLAN              OF CLASS
---------------------------------------------------------------------------------------------------
Class B Plan                    $7,896             $6,734            $67,275                  3.66%
Class C Plan                     6,419              2,924             17,790                  1.26
Class N Plan                        36                 35                429                  1.83

================================================================================
5. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the six months ended or at January 31, 2002.



                        29 OPPENHEIMER TRINITY CORE FUND

OPPENHEIMER TRINITY CORE FUND
--------------------------------------------------------------------------------


======================================================================================================
OFFICERS AND TRUSTEES       Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            John V. Murphy, President and Trustee
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Robert G. Zack, Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Katherine P. Feld, Assistant Secretary
                            Kathleen T. Ives, Assistant Secretary
                            Denis R. Molleur, Assistant Secretary

======================================================================================================
INVESTMENT ADVISOR         OppenheimerFunds, Inc.

======================================================================================================
SUB-ADVISOR                Trinity Investment Management Corporation

======================================================================================================
DISTRIBUTOR                OppenheimerFunds Distributor, Inc.

======================================================================================================
TRANSFER AND SHAREHOLDER   OppenheimerFunds Services
SERVICING AGENT

======================================================================================================
CUSTODIAN OF               The Bank of New York
PORTFOLIO SECURITIES

======================================================================================================
INDEPENDENT AUDITORS       KPMG LLP

======================================================================================================
LEGAL COUNSEL              Mayer, Brown, Rowe and Maw


                           The financial statements included herein have been taken from records of the
                           Fund without examination of those records by the independent auditors.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                           498 SEVENTH AVENUE, NEW YORK, NY 10018

                          (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.



                        30 OPPENHEIMER TRINITY CORE FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

GLOBAL EQUITY              Developing Markets Fund                   Global Fund
                           International Small Company Fund          Quest Global Value Fund
                           Europe Fund                               Global Growth & Income Fund
                           International Growth Fund
============================================================================================================
EQUITY                     STOCK                                     STOCK & BOND
                           Emerging Technologies Fund                Quest Opportunity Value Fund
                           Emerging Growth Fund                      Total Return Fund
                           Enterprise Fund                           Quest Balanced Value Fund
                           Discovery Fund                            Capital Income Fund
                           Main Street(R) Small Cap Fund             Multiple Strategies Fund
                           Small Cap Value Fund                      Disciplined Allocation Fund
                           MidCap Fund                               Convertible Securities Fund
                           Main Street(R) Opportunity Fund           SPECIALTY
                           Growth Fund                               Real Asset Fund(R)
                           Capital Appreciation Fund                 Gold & Special Minerals Fund
                           Main Street(R) Growth & Income Fund       Tremont Market Neutral Fund, LLC(2)
                           Value Fund                                Tremont Opportunity Fund, LLC(2)
                           Quest Capital Value Fund
                           Quest Value Fund
                           Trinity Large Cap Growth Fund(1)
                           Trinity Core Fund
                           Trinity Value Fund
============================================================================================================
INCOME                     TAXABLE                                   MUNICIPAL
                           International Bond Fund                   California Municipal Fund(5)
                           High Yield Fund                           New Jersey Municipal Fund(5)
                           Champion Income Fund                      New York Municipal Fund(5)
                           Strategic Income Fund                     Pennsylvania Municipal Fund(5)
                           Bond Fund                                 Municipal Bond Fund
                           Senior Floating Rate Fund                 Intermediate Municipal Fund
                           U.S. Government Trust
                           Limited-Term Government Fund
                           Capital Preservation Fund(3)
                           ROCHESTER DIVISION
                           Rochester National Municipals(4)
                           Rochester Fund Municipals
                           Limited Term New York Municipal Fund
============================================================================================================
SELECT MANAGERS            STOCK                                     STOCK & BOND
                           Mercury Advisors Focus Growth Fund        QM Active Balanced Fund(3)
                           Gartmore Millennium Growth Fund II
                           Jennison Growth Fund
                           Salomon Brothers Capital Fund
                           Mercury Advisors S&P 500(R) Index Fund(3)
============================================================================================================
MONEY MARKET6              Money Market Fund                         Cash Reserves


1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.
2. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
3. Available only through qualified retirement plans.
4. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.
5. Available to investors only in certain states.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.



                        31 OPPENHEIMER TRINITY CORE FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

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--------------------------------------------------------------------------------


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
---------------------------------------------------------------------------------------

                        INTERNET
                        24-hr access to account information and transactions(1)
                        WWW.OPPENHEIMERFUNDS.COM
                        ---------------------------------------------------------------
                        GENERAL INFORMATION
                        Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
                        1.800.525.7048
                        ---------------------------------------------------------------
                        PHONELINK(1)
                        24-hr automated information and automated transactions
                        1.800 CALL OPP (1.800.225.5677)
                        ---------------------------------------------------------------
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                        OppenheimerFunds Services
                        P.O. Box 5270, Denver, CO 80217-5270
                        ---------------------------------------------------------------
                        TICKER SYMBOLS  Class A: TRCOX  Class B: TRCBX  Class C: TRCCX
                                        Class N: TRCNX  Class Y: TRCYX
---------------------------------------------------------------------------------------
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                        inaccessible or their transaction features may be
                        unavailable.


                                                            [OPPENHEIMERFUNDS(R) LOGO]

RS0211.001.0102 April 1, 2002